Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	8/17/13 - 9/30/13
Distribution Date	10/15/13
Transaction Month	1
30/360 Days	27
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$250,000,000.00	1.0000000	$188,383,366.64	0.7535335	$61,616,633.36
Class A-2 Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,284,330,000.00	1.0000000	$1,222,713,366.64	0.9520243	$61,616,633.36

Weighted Avg. Coupon (WAC)	3.55%		3.55%
Weighted Avg. Remaining Maturity (WARM)	58.76		57.47
Pool Receivables Balance	$1,341,935,073.70		$1,283,426,084.98
Remaining Number of Receivables	70,050		68,496

Adjusted Pool Balance	$1,294,029,653.21		$1,237,795,269.03

III. COLLECTIONS

Principal:
Principal Collections	$58,341,714.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$12,049.61
Total Principal Collections	$58,353,764.18

Interest:
Interest Collections	$5,705,210.33
Late Fees & Other Charges	$65,881.58
Interest on Repurchase Principal	$-
Total Interest Collections	$5,771,091.91

Collection Account Interest	$-
Reserve Account Interest	$-
Servicer Advances	$-

Total Collections	$64,124,856.09

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	8/17/13 - 9/30/13
Distribution Date	10/15/13
Transaction Month	1
30/360 Days	27
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$64,124,856.09
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$64,124,856.09

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,602,866.89		$1,602,866.89	$1,602,866.89
Collection Account Interest					$-
Late Fees & Other Charges					$65,881.58
Total due to Servicer					$1,668,748.47

2. Class A Noteholders Interest:
Class A-1 Notes		$41,250.00		$41,250.00
Class A-2 Notes		$175,275.00		$175,275.00
Class A-3 Notes		$317,392.50		$317,392.50
Class A-4 Notes		$137,907.38		$137,907.38

Total Class A interest:		$671,824.88		$671,824.88	$671,824.88

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$36,681.75		$36,681.75	$36,681.75

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$64,988.40		$64,988.40	$64,988.40

7. Third Priority Principal Distribution:		$18,064,730.97		$18,064,730.97	$18,064,730.97

8. Class D Noteholders Interest:		$65,979.23		$65,979.23	$65,979.23

Available Funds Remaining:					$43,551,902.39

9. Regular Principal Distribution Amount:					$43,551,902.39
		Distributable Amount		Paid Amount
Class A-1 Notes				$61,616,633.36
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$65,945,175.77		$61,616,633.36
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$65,945,175.77		$61,616,633.36

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$47,905,420.49
Beginning Period Amount	$47,905,420.49
Current Period Amortization	$2,274,604.54
Ending Period Required Amount	$45,630,815.95
Ending Period Amount	$45,630,815.95
Next Distribution Date Required Amount	$44,047,862.25

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	8/17/13 - 9/30/13
Distribution Date	10/15/13
Transaction Month	1
30/360 Days	27
Actual/360 Days	27

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$9,699,653.21	$15,081,902.39	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		0.75%	1.17%	1.50%
Overcollateralization as a % of Current Adjusted Pool		0.75%	1.22%	1.57%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.40%	68,088	99.29%	$1,274,300,172.56
30 - 60 Days	0.53%	361	0.63%	$8,034,898.80
61 - 90 Days	0.07%	46	0.08%	$1,063,952.60
91 + Days	0.00%	1	0.00%	$27,061.02
		68,496		$1,283,426,084.98
Total
Delinquent Receivables 61 + days past due	0.07%	47	0.09%	$1,091,013.62
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.07%		0.09%

Repossession in Current Period		16		$383,394.58
Repossession Inventory		15		$242,999.82

Charge-Offs
Gross Principal of Charge-Off for Current Period				$167,274.15
Recoveries				$(12,049.61)
Net Charge-offs for Current Period				$155,224.54

Beginning Pool Balance for Current Period				$1,341,935,073.70

Net Loss Ratio				0.14%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.14%

Cumulative Net Losses for All Periods				$155,224.54
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$9,108,042.05
Number of Extensions				384

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